Summary of significant material accounting policies and basis of preparation (Tables)	12 Months Ended
Dec. 31, 2023
Summary of significant material accounting policies and basis of preparation
Schedule of major categories of property and equipment are depreciated on a straight-line basis

Furniture and fittings	5 years
Equipment under lease	2 years
Leasehold improvements	over the term of the lease

Schedule of major categories of intangible assets are amortized

Exclusive licence agreement	20 years
Software	5 years
Brand	5 years
Proprietary technology	5 years